Expected credit loss measurement (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Key Macro Economic Variables Explanatory
Comparison of shock factors
Baseline
Key parameters 2021 2022 2023
Real GDP growth (annual

percentage change)
US

5.5 2.9 2.4
Eurozone 5.1 2.9 2.2
Switzerland 3.1 2.5 1.5
Unemployment rate (%, annual average)
US

5.4 3.5 3.2
Eurozone 7.7 6.8 6.8
Switzerland 3.0 2.1 1.9
Real estate (annual

percentage change, Q4)
US

16.1 2.0 1.7
Eurozone 7.9 5.0 1.7
Switzerland 6.0 4.0 0.0
Economic scenarios and weights applied
Assigned weights in %
ECL scenario
30.6.22 31.3.22 31.12.21
Upside 0.0 0.0 5.0
Baseline 55.0 55.0 55.0
Mild global interest rate steepening

- - 10.0
Severe global interest rate steepening

- 25.0 -
Severe Russia–Ukraine

conflict scenario
25.0 - -
Global crisis 20.0 20.0 30.0

Disclosure Of Credit Risk Exposure Explanatory
USD m 30.6.22
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 190,353 190,296 57 0 (13) 0 (13) 0
Loans and advances to banks 16,435 16,318 117 0 (8) (7) (1) 0
Receivables from securities financing transactions 63,291 63,291 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 43,766 43,766 0 0 0 0 0 0
Loans and advances to customers 384,878 367,433 15,759 1,686 (793) (129) (163) (501)
of which: Private clients with mortgages 150,884 142,050 8,064 770 (126) (27) (72) (27)
of which: Real estate financing 43,291 39,358 3,925 7 (59) (17) (42) 0 of which: Large corporate clients 12,208 10,791 1,088 329 (141) (27) (17) (98)
of which: SME clients 13,309 11,744 1,167 397 (249) (22) (22) (205)
of which: Lombard 140,333 140,251 0 82 (37) (7) 0 (29)
of which: Credit cards 1,760 1,384 349 27 (36) (10) (9) (17)
of which: Commodity trade finance 3,699 3,686 0 12 (94) (5) 0 (89)
Other financial assets measured at amortized cost
2
37,551 37,000 391 160 (99) (18) (7) (74)
of which: Loans to financial advisors 2,447 2,171 144 132 (78) (11) (2) (64)
Total financial assets measured at amortized cost 736,274 718,104 16,325 1,846 (915) (155) (184) (575)
Financial assets measured at fair value through other comprehensive income
2
2,251 2,251 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
738,525 720,355 16,325 1,846 (915) (155) (184) (575)
Total exposure ECL provisions
Off-balance

sheet (in

scope of ECL)
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,556 21,381 1,028 146 (40) (16) (9) (15)
of which: Large corporate clients 3,539 2,710 734 95 (10) (3) (3) (4)
of which: SME clients 1,213 1,034 128 51 (9) (1) (1) (7)
of which: Financial intermediaries and hedge funds

12,113 12,021 92 0 (16) (11) (5) 0
of which: Lombard 2,332 2,332 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,388 2,387 0 0 (1) (1) 0 0
Irrevocable loan commitments 37,703 35,308 2,359 37 (113) (67) (46) 0 of which: Large corporate clients 22,649 21,001 1,642 6 (94) (60) (34) 0
Forward starting reverse repurchase and securities borrowing agreements
3,985 3,985 0 0 0 0 0 0
Committed unconditionally revocable credit lines 41,615 39,266 2,306 42 (37) (27) (10) 0 of which: Real estate financing 9,123 8,931 193 0 (5) (5) 0 0 of which: Large corporate clients 4,354 3,662 687 5 (6) (1) (5) 0 of which: SME clients 4,660 4,240 392 29 (16) (13) (3) 0
of which: Lombard 7,697 7,693 0 4 0 0 0 0
of which: Credit cards 9,162 8,725 433 3 (6) (4) (2) 0
of which: Commodity trade finance 172 172 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,156 5,136 18 2 (2) (2) 0 0
Total off-balance

sheet financial instruments and other credit lines
111,015 105,076 5,712 228 (192) (112) (66) (15)
Total allowances and provisions (1,107) (267) (250) (590)
1 The carrying amount of financial

assets measured at amortized cost

represents the total gross exposure

net of the respective ECL allowances.

2 Effective 1 April 2022, a portfolio

of assets previously classified as
Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost. Refer to Note 1 for more information.
USD m 31.3.22
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 206,773 206,728 46 0 (6) 0 (6) 0
Loans and advances to banks 17,781 17,717 65 0 (9) (8) (1) 0
Receivables from securities financing transactions 69,452 69,452 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 39,254 39,254 0 0 0 0 0 0
Loans and advances to customers 393,960 376,969 15,513 1,478 (801) (121) (155) (525)
of which: Private clients with mortgages 153,645 145,272 7,702 671 (126) (27) (71) (28)
of which: Real estate financing 43,920 40,006 3,907 7 (57) (17) (40) 0 of which: Large corporate clients 13,432 11,966 1,169 296 (143) (21) (14) (108)
of which: SME clients 13,911 11,995 1,508 407 (260) (22) (20) (218)
of which: Lombard 144,398 144,374 0 24 (34) (7) 0 (27)
of which: Credit cards 1,709 1,341 341 28 (36) (10) (9) (17)
of which: Commodity trade finance 4,441 4,425 7 9 (103) (6) 0 (96)
Other financial assets measured at amortized cost 28,766 28,297 302 168 (109) (27) (7) (75)
of which: Loans to financial advisors 2,388 2,164 86 138 (86) (20) (3) (63)
Total financial assets measured at amortized cost 755,987 738,416 15,925 1,646 (928) (158) (170) (600)
Financial assets measured at fair value through other comprehensive income 9,093 9,093 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
765,080 747,509 15,925 1,646 (928) (158) (170) (600)
Total exposure ECL provisions
Off-balance

sheet (in

scope of ECL)
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,496 21,264 1,072 159 (66) (17) (10) (39)
of which: Large corporate clients 3,459 2,621 736 102 (32) (3) (4) (26)
of which: SME clients 1,318 1,154 107 57 (11) (1) (1) (9)
of which: Financial intermediaries and hedge funds

11,428 11,307 121 0 (16) (12) (5) 0
of which: Lombard 2,545 2,545 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,680 2,680 0 0 (1) (1) 0 0
Irrevocable loan commitments 38,039 35,827 2,123 89 (112) (68) (44) 0 of which: Large corporate clients 23,698 21,723 1,916 58 (98) (63) (35) 0
Forward starting reverse repurchase and securities borrowing agreements
6,432 6,432 0 0 0 0 0 0
Committed unconditionally revocable credit lines 42,303 39,523 2,715 65 (40) (30) (10) 0 of which: Real estate financing 9,621 9,343 278 0 (7) (5) (2) 0 of which: Large corporate clients 4,618 3,862 733 23 (5) (2) (3) 0 of which: SME clients 4,793 4,254 503 37 (15) (12) (3) 0
of which: Lombard 8,216 8,216 0 0 0 0 0 0
of which: Credit cards 9,398 8,941 453 4 (6) (5) (2) 0
of which: Commodity trade finance 280 280 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,355 5,342 12 2 (2) (2) 0 0
Total off-balance

sheet financial instruments and other credit lines
114,625 108,389 5,922 314 (221) (117) (64) (39)
Total allowances and provisions (1,148) (275) (234) (639)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
USD m 31.12.21
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 192,817 192,817 0 0 0 0 0 0
Loans and advances to banks 15,360 15,333 26 1 (8) (7) (1) 0
Receivables from securities financing transactions 75,012 75,012 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 30,514 30,514 0 0 0 0 0 0
Loans and advances to customers 398,693 381,496 15,620 1,577 (850) (126) (152) (572)
of which: Private clients with mortgages 152,479 143,505 8,262 711 (132) (28) (71) (33)
of which: Real estate financing 43,945 40,463 3,472 9 (60) (19) (40) 0 of which: Large corporate clients 13,990 12,643 1,037 310 (170) (22) (16) (133)
of which: SME clients 14,004 12,076 1,492 436 (259) (19) (15) (225)
of which: Lombard 149,283 149,255 0 27 (33) (6) 0 (28)
of which: Credit cards 1,716 1,345 342 29 (36) (10) (9) (17)
of which: Commodity trade finance 3,813 3,799 7 7 (114) (6) 0 (108)
Other financial assets measured at amortized cost 26,236 25,746 302 189 (109) (27) (7) (76)
of which: Loans to financial advisors 2,453 2,184 106 163 (86) (19) (3) (63)
Total financial assets measured at amortized cost 738,632 720,917 15,948 1,767 (969) (161) (160) (647)
Financial assets measured at fair value through other comprehensive income 8,844 8,844 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
747,477 729,762 15,948 1,767 (969) (161) (160) (647)
Total exposure ECL provisions
Off-balance

sheet (in

scope of ECL)
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 20,972 19,695 1,127 150 (41) (18) (8) (15)
of which: Large corporate clients 3,464 2,567 793 104 (6) (3) (3) 0 of which: SME clients 1,353 1,143 164 46 (8) (1) (1) (7)
of which: Financial intermediaries and hedge funds

9,575 9,491 84 0 (17) (13) (4) 0
of which: Lombard 2,454 2,454 0 0 (1) 0 0 (1)
of which: Commodity trade finance 3,137 3,137 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,478 37,097 2,335 46 (114) (72) (42) 0 of which: Large corporate clients 23,922 21,811 2,102 9 (100) (66) (34) 0
Forward starting reverse repurchase and securities borrowing agreements
1,444 1,444 0 0 0 0 0 0
Committed unconditionally revocable credit lines 42,373 39,802 2,508 63 (38) (28) (10) 0 of which: Real estate financing 7,328 7,046 281 0 (5) (4) (1) 0 of which: Large corporate clients 5,358 4,599 736 23 (7) (4) (3) 0 of which: SME clients 5,160 4,736 389 35 (15) (11) (3) 0
of which: Lombard 8,670 8,670 0 0 0 0 0 0
of which: Credit cards 9,466 9,000 462 4 (6) (5) (2) 0
of which: Commodity trade finance 117 117 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,611 5,527 36 48 (3) (3) 0 0
Total off-balance

sheet financial instruments and other credit lines
109,878 103,565 6,006 307 (196) (121) (60) (15)
Total allowances and provisions (1,165) (282) (220) (662)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Disclosure Of Coverage Ratios Explanatory
Coverage ratios for core loan portfolio
30.6.22
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance

sheet
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 151,010 142,077 8,136 798 8 2 88 7 342
Real estate financing 43,350 39,375 3,967 8 14 4 106 14 505
Total real estate lending 194,360 181,452 12,103 805 10 2 94 8 344
Large corporate clients 12,349 10,818 1,105 427 114 25 153 37 2,286
SME clients 13,558 11,766 1,190 602 184 19 187 34 3,400
Total corporate lending 25,907 22,584 2,294 1,029 151 22 170 35 2,938
Lombard 140,370 140,259 0 111 3 1 0 1 2,641
Credit cards 1,796 1,394 359 43 201 72 263 111 3,805
Commodity trade finance 3,793 3,692 0 101 248 15 0 15 8,768
Other loans and advances to customers 19,446 18,182 1,167 98 26 7 7 7 3,796
Loans to financial advisors 2,525 2,182 147 196 307 50 163 57 3,278
Total other lending 167,929 165,708 1,672 549 18 3 76 4 4,293
Total
1
388,196 369,744 16,069 2,383 22 4 103 8 2,373
Gross exposure (USD

m)
ECL coverage (bps)
Off-balance

sheet
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,860 6,658 199 3 4 3 9 3 786
Real estate financing 10,336 10,126 210 0 11 6 232 11 0
Total real estate lending 17,196 16,784 409 3 8 5 123 8 786
Large corporate clients 30,750 27,581 3,062 107 36 23 136 35 368
SME clients 7,301 6,603 589 109 45 23 178 36 649
Total corporate lending 38,051 34,184 3,651 216 37 23 143 35 510
Lombard 12,931 12,927 0 4 1 0 0 0 0
Credit cards 9,162 8,725 433 3 7 5 36 7 0
Commodity trade finance 2,615 2,615 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 18,527 18,010 517 0 10 7 129 10 0
Other off-balance

sheet commitments
8,548 7,845 701 2 11 8 5 8 0
Total other lending 51,783 50,123 1,651 9 7 5 52 6 0
Total
2
107,030 101,091 5,712 228 18 11 115 17 644
1 Includes Loans and advances to customers

of USD
385,671
m and Loans to financial advisors of

USD
2,525
m, which are presented on the balance

sheet line Other assets measured at amortized

cost.

2 Excludes
Forward starting reverse repurchase and securities borrowing agreements.
Coverage ratios for core loan portfolio
31.3.22
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance

sheet
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 153,771 145,299 7,773 699 8 2 91 6 403
Real estate financing 43,977 40,023 3,947 7 13 4 102 13 455
Total real estate lending 197,748 185,321 11,720 707 9 2 95 8 404
Large corporate clients 13,574 11,987 1,184 404 105 17 122 27 2,666
SME clients 14,170 12,017 1,528 626 183 18 130 31 3,489
Total corporate lending 27,745 24,004 2,712 1,029 145 18 127 29 3,166
Lombard 144,432 144,381 0 51 2 0 0 0 5,326
Credit cards 1,745 1,351 350 44 204 72 256 110 3,803
Commodity trade finance 4,544 4,432 7 105 226 14 2 14 9,157
Other loans and advances to customers 18,548 17,602 879 66 23 7 9 7 4,517
Loans to financial advisors 2,473 2,184 88 201 347 92 322 101 3,132
Total other lending 171,742 169,949 1,325 468 18 3 95 4 4,986
Total
1
397,235 379,274 15,757 2,204 22 4 100 8 2,667
Gross exposure (USD

m)
ECL coverage (bps)
Off-balance

sheet
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 7,972 7,733 236 3 3 3 7 3 241
Real estate financing 10,787 10,499 287 0 9 6 118 9 0
Total real estate lending 18,759 18,232 523 3 7 5 68 7 241
Large corporate clients 31,774 28,206 3,384 183 43 24 124 35 1,410
SME clients 7,512 6,693 700 119 48 23 159 36 791
Total corporate lending 39,286 34,899 4,084 303 44 24 130 35 1,166
Lombard 13,761 13,761 0 0 1 0 0 0 0
Credit cards 9,398 8,941 453 4 7 5 34 7 0
Commodity trade finance 3,010 3,010 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 11,646 11,048 598 0 15 11 83 15 0
Other off-balance

sheet commitments
12,334 12,065 265 4 9 5 40 6 0
Total other lending 50,148 48,825 1,315 8 7 5 58 7 0
Total
2
108,193 101,956 5,922 314 20 11 108 17 1,255
1 Includes Loans and advances to customers

of USD
394,761
m and Loans to financial advisors of

USD
2,473
m, which are presented on the balance

sheet line Other assets measured at amortized

cost.

2 Excludes
Forward starting reverse repurchase and securities borrowing agreements.
Coverage ratios for core loan portfolio 31.12.21
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance

sheet
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 152,610 143,533 8,333 744 9 2 85 6 446
Real estate financing 44,004 40,483 3,512 10 14 5 114 14 231
Total real estate lending 196,615 184,016 11,845 754 10 3 94 8 443
Large corporate clients 14,161 12,665 1,053 443 120 18 148 28 2,997
SME clients 14,263 12,095 1,507 661 182 16 103 25 3,402
Total corporate lending 28,424 24,760 2,560 1,104 151 17 121 26 3,240
Lombard 149,316 149,261 0 55 2 0 0 0 5,026
Credit cards 1,752 1,355 351 46 204 72 255 109 3,735
Commodity trade finance 3,927 3,805 7 115 290 15 3 15 9,388
Other loans and advances to customers 19,510 18,425 1,010 75 23 9 15 9 3,730
Loans to financial advisors 2,539 2,203 109 226 338 88 303 99 2,791
Total other lending 177,043 175,049 1,477 517 18 3 93 4 4,718
Total
1
402,081 383,825 15,882 2,374 23 4 98 8 2,673
Gross exposure (USD

m)
ECL coverage (bps)
Off-balance

sheet
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 9,123 8,798 276 49 3 3 9 3 15
Real estate financing 8,766 8,481 285 0 9 7 88 9 0
Total real estate lending 17,889 17,278 562 49 6 5 49 6 15
Large corporate clients 32,748 28,981 3,630 136 34 25 110 35 1
SME clients 8,077 7,276 688 114 38 19 151 30 585
Total corporate lending 40,826 36,258 4,318 250 35 24 117 34 266
Lombard 14,438 14,438 0 0 1 0 0 0 0
Credit cards 9,466 9,000 462 4 7 5 34 7 0
Commodity trade finance 3,262 3,262 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 13,747 13,379 369 0 13 10 120 13 0
Other off-balance

sheet commitments
8,806 8,507 296 4 15 6 30 7 0
Total other lending 49,720 48,585 1,127 8 8 5 61 7 0
Total
2
108,434 102,121 6,006 307 18 12 100 17 486
1 Includes Loans and advances to customers

of USD
399,543
m and Loans to financial advisors of

USD
2,539
m, which are presented on the balance

sheet line Other assets measured at amortized

cost.

2 Excludes
Forward starting reverse repurchase and securities borrowing agreements.